Significant Accounting Policies (Details) $ in Thousands	Jan. 01, 2019 USD ($)
According to the previous accounting policy [Member]
Non-current assets:
Property and equipment, net	$ 2,107
Current liabilities:
Credit from others
Non-current liabilities:
Lease liabilities
The change [Member]
Non-current assets:
Property and equipment, net	193
Current liabilities:
Credit from others	64
Non-current liabilities:
Lease liabilities	129
As presented according to IFRS 16 [Member]
Non-current assets:
Property and equipment, net	2,300
Current liabilities:
Credit from others	155
Non-current liabilities:
Lease liabilities	$ 129